INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2024	2023

Current tax expense:
For the current period	884	370
Change in estimate relating to prior periods	(20)	(43)
Total current tax expense	864	327

Deferred tax (recovery) expense:
(Reversal) origination of temporary differences	(291)	91
Change in tax rate	—	52
Change in estimate relating to prior periods	(1)	47
Total deferred tax (recovery) expense	(292)	190

Total income tax expense	572	517

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the actual income tax expense for the year.

	Years ended December 31
(In millions of dollars, except tax rates)	2024	2023

Statutory income tax rate	26.2%	26.2%
Income before income tax expense	2,306	1,366

Computed income tax expense	604	358
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	(13)	9
Revaluation of deferred tax balances due to corporate reorganization-driven change in income tax rate	—	52
Non-taxable income from security investments	—	(16)
Non-deductible loss on joint venture's non-controlling interest purchase obligation	—	111
Other	(19)	3

Total income tax expense	572	517
Effective income tax rate	24.8%	37.8%

Disclosure of temporary difference, unused tax losses and unused tax credits
Below is a summary of the movement of net deferred tax assets and liabilities during 2024 and 2023.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Lease liabilities	Contract and deferred commission cost assets	Other	Total

December 31, 2023	(3,509)	(3,316)	(2)	554	(123)	17	(6,379)
Recovery (expense) in net income	284	(29)	1	17	(56)	75	292
Expense in other comprehensive income	—	—	(1)	—	—	(193)	(194)

December 31, 2024	(3,225)	(3,345)	(2)	571	(179)	(101)	(6,281)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Lease liabilities	Contract and deferred commission cost assets	Other	Total

December 31, 2022	(2,149)	(1,754)	(89)	458	(87)	(31)	(3,652)
(Expense) recovery in net income	(95)	(89)	35	14	(36)	(19)	(190)
Recovery in other comprehensive income	—	—	52	—	—	115	167
Acquisitions	(1,265)	(1,473)	—	82	—	(48)	(2,704)

December 31, 2023	(3,509)	(3,316)	(2)	554	(123)	17	(6,379)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2024	2023

Realized capital losses in Canada that can be applied against future capital gains	73	73
Unrealized capital losses on debt and derivative instruments	2,572	926
Tax losses in foreign jurisdictions [1]	72	71
Deductible temporary differences in foreign jurisdictions	44	41

Total unrecognized temporary differences	2,761	1,111
[1] $40 million of the tax losses in foreign jurisdictions expire between 2025 and 2037, the remaining $32 million can be carried forward indefinitely.